INCOME TAXES	12 Months Ended
May 31, 2025
Major components of tax expense (income) [abstract]
INCOME TAXES [Text Block]

18. INCOME TAXES

The following provides a reconciliation of loss before income taxes to total income taxes recognized in the Statements of Loss and Comprehensive Loss:

	Year ended May 31, 2025 $	Year ended May 31, 2024 $
Loss before income taxes	(12,145,790)	(7,436,861)
Statutory rate	26.97%	26.97%
Expected income tax recovery	(3,276,235)	(2,005,665)
Deductible and non-deductible items	529,315	416,146
True-up of prior year amounts	(386,442)	283,060
Unrecognized benefit of non-capital losses	3,133,362	1,306,459
Total income taxes	-	-

As at May 31, 2025 and 2024, the nature of the Company's temporary differences was as follows:

	Year ended May 31, 2025 $	Year ended May 31, 2024 $
Tax loss carry forwards	25,435,000	15,824,000
Property and equipment and intangible assets	(337,000)	(1,374,000)
Other temporary differences	(11,000)	(11,000)
Finance costs and financing allowance	1,162,000	193,000
Valuation allowance	(26,249,000)	(14,632,000)
Total deductible temporary differences not recognized	-	-

As at May 31, 2025, the Company has accumulated non-capital losses for the Canadian income tax purposes totaling approximately $25,434,908 (May 31, 2024 - $15,824,263). The losses expire in the following periods:

	Year of Origin	Year of Expiry	Amount $
	2012	2032	30,713
	2013	2033	127,913
	2014	2034	46,501
	2015	2035	75,044
	2016	2036	103,332
	2017	2037	177,009
	2018	2038	347,092
	2019	2039	457,633
	2020	2040	533,468
	2021	2041	902,646
	2022	2042	3,090,215
	2023	2043	4,313,207
	2024	2044	6,496,505
	2025	2045	8,733,630
Total tax loss carry forwards			25,434,908